UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.1%
	BASIC MATERIALS – 2.0%
4,016	Monsanto Co.	$441,840
1,803	PPG Industries, Inc.	356,670
		798,510
	COMMUNICATIONS – 14.3%
18,151	AT&T, Inc.	579,561
8,721	Ciena Corp.*	214,275
11,574	Corning, Inc.	223,031
7,716	eBay, Inc.*	453,469
8,580	Facebook, Inc. - Class A*	587,387
823	Google, Inc. - Class A*	1,000,480
4,112	Juniper Networks, Inc.*	109,955
7,304	NICE Systems Ltd. - ADR	300,048
4,807	Splunk, Inc.*	445,849
7,874	Time Warner, Inc.	528,582
12,872	Verizon Communications, Inc.	612,450
7,431	Walt Disney Co.	600,499
		5,655,586
	CONSUMER, CYCLICAL – 9.4%
6,230	Brinker International, Inc.	342,650
17,487	Delta Air Lines, Inc.	580,743
15,021	General Motors Co.*	543,760
6,230	Hanesbrands, Inc.	456,535
9,265	Home Depot, Inc.	760,008
7,936	Macy's, Inc.	459,177
3,605	Michael Kors Holdings Ltd.*	353,398
3,177	Wal-Mart Stores, Inc.	237,322
		3,733,593
	CONSUMER, NON-CYCLICAL – 23.8%
2,941	Actavis PLC*	649,432
3,574	Amgen, Inc.	443,248
4,586	Cintas Corp.	278,187
6,957	Colgate-Palmolive Co.	437,108
1,260	Covance, Inc.*	130,486
2,172	Forest Laboratories, Inc.*	211,922
6,362	Gilead Sciences, Inc.*	526,710
5,787	Hain Celestial Group, Inc.*	516,779
10,435	Hanger, Inc.*	369,921
4,870	Hershey Co.	515,343
700	Illumina, Inc.*	120,043
6,167	Johnson & Johnson	568,104
2,720	Kimberly-Clark Corp.	300,152
14,240	Kroger Co.	597,226

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,846	McKesson Corp.	$503,884
6,335	Medtronic, Inc.	375,412
4,997	PepsiCo, Inc.	400,110
2,435	Perrigo Co. PLC	400,411
21,401	Pfizer, Inc.	687,186
4,090	Procter & Gamble Co.	321,719
2,680	Roche Holding A.G. - ADR	102,858
3,603	Sanofi - ADR	186,780
3,275	St. Jude Medical, Inc.	220,473
13,945	Tyson Foods, Inc. - Class A	550,130
		9,413,624
	ENERGY – 8.6%
3,808	Baker Hughes, Inc.	240,970
6,261	Chevron Corp.	722,081
6,356	Clean Energy Fuels Corp.*	53,200
2,878	ConocoPhillips	191,387
6,546	Exxon Mobil Corp.	630,183
17,613	Marathon Oil Corp.	590,036
4,282	Royal Dutch Shell PLC - ADR	333,654
6,989	Schlumberger Ltd.	649,977
		3,411,488
	FINANCIAL – 16.2%
6,451	Allstate Corp.	350,031
4,111	American Express Co.	375,252
22,629	Ares Capital Corp.	408,001
39,086	Bank of America Corp.	646,092
2,340	BlackRock, Inc.	713,326
15,179	East West Bancorp, Inc.	541,738
7,210	Hospitality Properties Trust - REIT	191,065
2,910	Jones Lang LaSalle, Inc.	358,512
9,360	Marsh & McLennan Cos., Inc.	450,778
3,860	Prudential Financial, Inc.	326,479
1	Rayonier, Inc. - REIT	23
1,423	SVB Financial Group*	179,170
6,451	Travelers Cos., Inc.	540,852
9,550	U.S. Bancorp	392,887
1,838	Visa, Inc. - Class A	415,278
10,625	Wells Fargo & Co.	493,212
		6,382,696
	INDUSTRIAL – 11.8%
5,952	A.O. Smith Corp.	295,815
3,720	Applied Industrial Technologies, Inc.	189,832

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
2,530	FEI Co.	$259,705
5,320	Flowserve Corp.	432,037
5,534	Honeywell International, Inc.	522,631
1,708	Hubbell, Inc. - Class B	204,174
2,195	Huntington Ingalls Industries, Inc.	222,419
2,170	Middleby Corp.*	643,535
2,554	Raytheon Co.	250,062
2,277	Snap-on, Inc.	255,411
4,396	United Parcel Service, Inc. - Class B	421,005
7,084	Wabtec Corp.	562,257
10,278	Xylem, Inc.	404,439
		4,663,322
	TECHNOLOGY – 9.9%
4,079	3D Systems Corp.*	309,841
1,388	Accenture PLC - Class A	115,690
626	Apple, Inc.	329,426
4,865	Cognizant Technology Solutions Corp. - Class A*	506,252
15,625	EMC Corp.	412,031
13,218	Intel Corp.	327,278
7,115	Lam Research Corp.*	368,059
12,860	Microsoft Corp.	492,666
1,898	Power Integrations, Inc.	112,229
4,649	QUALCOMM, Inc.	350,023
4,870	SanDisk Corp.	361,841
1,252	Ultimate Software Group, Inc.*	207,832
		3,893,168
	UTILITIES – 3.1%
6,919	American States Water Co.	207,778
13,503	California Water Service Group	317,455
5,705	NiSource, Inc.	198,648
3,605	Northeast Utilities	160,242
9,518	Westar Energy, Inc.	325,706
		1,209,829
	TOTAL COMMON STOCKS (Cost $29,419,340)	39,161,816

Principal Amount

	SHORT-TERM INVESTMENTS – 1.0%
$385,730	UMB Money Market Fiduciary, 0.01%1	385,730

	TOTAL SHORT-TERM INVESTMENTS (Cost $385,730)	385,730

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

TOTAL INVESTMENTS – 100.1% (Cost $29,805,070)	$39,547,546
Liabilities in Excess of Other Assets – (0.1)%	(39,594)

TOTAL NET ASSETS – 100.0%	$39,507,952

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.7%
	COMMUNICATIONS – 7.1%
7,130	AT&T, Inc.1	$227,661
240	Google, Inc. - Class A* 1	291,756
3,100	Time Warner, Inc.1	208,103
1,440	Verizon Communications, Inc.1	68,515
2,987	Vodafone Group PLC - ADR1	124,166
		920,201
	CONSUMER, CYCLICAL – 20.2%
1,446	American Woodmark Corp.* 1	46,431
1,813	Cheesecake Factory, Inc.1	86,154
6,221	Cinemark Holdings, Inc.1	183,022
3,240	Dick's Sporting Goods, Inc.1	173,891
3,549	General Motors Co.* 1	128,474
1,510	Hanesbrands, Inc.1	110,653
3,680	Lennar Corp. - Class A1	161,478
4,110	Lowe's Cos., Inc.1	205,623
3,860	Macy's, Inc.1	223,340
866	Polaris Industries, Inc.1	116,070
3,973	TJX Cos., Inc.1	244,181
1,164	UniFirst Corp.1	127,679
3,820	VF Corp.1	223,814
868	W.W. Grainger, Inc.1	221,357
2,385	Wal-Mart Stores, Inc.1	178,159
1,330	Whirlpool Corp.1	192,358
		2,622,684
	CONSUMER, NON-CYCLICAL – 31.1%
2,958	Abbott Laboratories1	117,669
1,278	Acadia Healthcare Co., Inc.* 1	63,184
878	Align Technology, Inc.*	45,946
1,488	Amgen, Inc.1	184,542
1,240	Bio-Rad Laboratories, Inc. - Class A* 1	160,853
1,755	Coca-Cola Enterprises, Inc.1	82,625
4,597	Deluxe Corp.1	232,057
1,858	Green Mountain Coffee Roasters, Inc.1	203,971
2,330	Hain Celestial Group, Inc.* 1	208,069
2,623	Hershey Co.1	277,566
800	Jazz Pharmaceuticals PLC* 1	121,556
2,170	Johnson & Johnson1	199,900
4,160	Kroger Co.1	174,470
1,587	McKesson Corp.1	280,978
2,030	Mead Johnson Nutrition Co.1	165,547
3,015	On Assignment, Inc.* 1	103,716
2,230	PepsiCo, Inc.1	178,556

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
5,920	Pfizer, Inc.1	$190,091
2,860	Roche Holding A.G. - ADR1	109,767
1,183	Salix Pharmaceuticals Ltd.* 1	127,669
1,298	St. Jude Medical, Inc.1	87,381
1,908	Teva Pharmaceutical Industries Ltd. - ADR1	95,190
6,150	Tyson Foods, Inc. - Class A1	242,618
5,740	VCA Antech, Inc.* 1	177,768
4,406	West Pharmaceutical Services, Inc.1	200,826
		4,032,515
	FINANCIAL – 4.2%
2,023	Allstate Corp.1	109,768
11,280	Bank of America Corp.1	186,458
2,595	Hospitality Properties Trust - REIT1	68,768
4,380	U.S. Bancorp1	180,193
		545,187
	INDUSTRIAL – 23.0%
592	AMERCO1	137,900
4,389	Granite Construction, Inc.1	161,340
3,454	Hexcel Corp.* 1	155,430
2,257	Honeywell International, Inc.1	213,151
1,355	Hubbell, Inc. - Class B1	161,977
2,550	IDEX Corp.1	191,429
1,730	Kirby Corp.* 1	180,975
4,618	Methode Electronics, Inc.1	156,550
1,813	Old Dominion Freight Line, Inc.* 1	96,524
4,007	Packaging Corp. of America1	292,070
1,469	Snap-on, Inc.1	164,778
2,304	Teledyne Technologies, Inc.* 1	225,746
1,670	Thermo Fisher Scientific, Inc.1	207,982
1,532	Union Pacific Corp.1	276,342
1,126	United Parcel Service, Inc. - Class B1	107,837
2,154	United Technologies Corp.1	252,061
		2,982,092
	TECHNOLOGY – 12.5%
1,650	Akamai Technologies, Inc.* 1	100,864
139	Apple, Inc.1	73,147
3,721	Broadridge Financial Solutions, Inc.1	140,505
2,670	Check Point Software Technologies Ltd.* 1	180,011
1,890	Cognizant Technology Solutions Corp. - Class A* 1	196,673
6,950	EMC Corp.1	183,271
2,461	Fortinet, Inc.* 1	56,972
1,164	Informatica Corp.*	48,376

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,206	Intel Corp.1	$79,381
1,679	Lam Research Corp.* 1	86,855
2,404	Pegasystems, Inc.1	100,079
2,130	QUALCOMM, Inc.1	160,368
5,352	Synopsys, Inc.* 1	216,221
		1,622,723
	UTILITIES – 1.6%
4,590	NorthWestern Corp.1	210,865

	TOTAL COMMON STOCKS (Cost $9,945,137)	12,936,267

Principal Amount

	SHORT-TERM INVESTMENTS – 2.7%
$345,459	UMB Money Market Fiduciary, 0.01%2	345,459

	TOTAL SHORT-TERM INVESTMENTS (Cost $345,459)	345,459

	TOTAL INVESTMENTS – 102.4% (Cost $10,290,596)	13,281,726
	Liabilities in Excess of Other Assets – (2.4)%	(312,413)

	TOTAL NET ASSETS – 100.0%	$12,969,313

Number of Shares

	SECURITIES SOLD SHORT – 99.4%
	COMMON STOCKS – 96.4%
	BASIC MATERIALS – 0.7%
(1,317)	BHP Billiton Ltd. - ADR	(90,741)

	COMMUNICATIONS – 7.6%
(9,097)	America Movil S.A.B. de C.V. - ADR	(176,209)
(1,186)	Harris Corp.	(87,551)
(1,675)	Motorola Solutions, Inc.	(110,885)
(2,290)	NETGEAR, Inc.*	(78,272)
(3,036)	Rackspace Hosting, Inc.*	(111,634)
(3,377)	Symantec Corp.	(72,538)
(2,450)	Thomson Reuters Corp.	(84,133)
(2,748)	VeriSign, Inc.*	(151,442)
(14,902)	Windstream Holdings, Inc.	(119,514)
		(992,178)
	CONSUMER, CYCLICAL – 20.2%
(11,350)	Boyd Gaming Corp.*	(131,887)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(1,412)	Buckle, Inc.	$(64,062)
(6,512)	Carnival Corp.	(258,266)
(5,110)	Cash America International, Inc.	(204,502)
(2,750)	Coach, Inc.	(134,227)
(2,824)	DSW, Inc. - Class A	(108,668)
(3,171)	Family Dollar Stores, Inc.	(207,701)
(4,492)	Fastenal Co.	(211,977)
(3,396)	Finish Line, Inc. - Class A	(91,760)
(3,650)	Kohl's Corp.	(205,094)
(5,290)	Lululemon Athletica, Inc.*	(266,140)
(3,210)	Nordstrom, Inc.	(197,351)
(500)	Nu Skin Enterprises, Inc. - Class A	(41,760)
(140)	NVR, Inc.*	(166,880)
(4,510)	Owens & Minor, Inc.	(156,587)
(4,999)	PetMed Express, Inc.	(68,986)
(2,210)	Vitamin Shoppe, Inc.*	(103,406)
		(2,619,254)
	CONSUMER, NON-CYCLICAL – 35.6%
(6,029)	Abaxis, Inc.*	(228,800)
(7,070)	ADT Corp.	(217,120)
(28,600)	AMBEV S.A. - ADR	(205,920)
(3,910)	AstraZeneca PLC - ADR	(264,941)
(1,810)	Automatic Data Processing, Inc.	(140,782)
(11,700)	Avon Products, Inc.	(180,999)
(2,530)	Baxter International, Inc.	(175,835)
(1,650)	CoreLogic, Inc./United States*	(53,790)
(9,800)	Dean Foods Co.*	(144,942)
(7,308)	Fresh Del Monte Produce, Inc.	(193,370)
(2,710)	Gartner, Inc.*	(188,507)
(4,770)	Hertz Global Holdings, Inc.*	(133,608)
(2,190)	Hill-Rom Holdings, Inc.	(82,848)
(6,335)	Hologic, Inc.*	(137,976)
(1,984)	Hormel Foods Corp.	(94,141)
(1,965)	Hospira, Inc.*	(85,045)
(349)	Intuitive Surgical, Inc.*	(155,246)
(1,565)	Merck & Co., Inc.	(89,189)
(2,023)	Mindray Medical International Ltd. - ADR	(70,684)
(3,396)	Mondelez International, Inc. - Class A	(115,566)
(3,170)	Monster Beverage Corp.*	(234,580)
(1,590)	Novo Nordisk A/S - ADR	(75,573)
(9,102)	Pilgrim's Pride Corp.*	(159,558)
(4,620)	Post Holdings, Inc.*	(263,894)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(3,420)	Quest Diagnostics, Inc.	$(181,260)
(4,525)	Reynolds American, Inc.	(230,006)
(1,851)	Team, Inc.*	(80,037)
(920)	Tupperware Brands Corp.	(72,312)
(1,780)	Valeant Pharmaceuticals International, Inc.*	(257,851)
(3,260)	Vantiv, Inc. - Class A*	(103,766)
		(4,618,146)
	FINANCIAL – 3.8%
(16,440)	Banco Santander SA - ADR	(148,782)
(6,210)	Popular, Inc.*	(177,544)
(6,580)	Progressive Corp.	(161,144)
		(487,470)
	INDUSTRIAL – 20.0%
(2,671)	Albany International Corp. - Class A	(96,370)
(3,840)	C.H. Robinson Worldwide, Inc.	(199,142)
(3,310)	Canadian National Railway Co.	(187,147)
(2,530)	CLARCOR, Inc.	(146,563)
(1,846)	Colfax Corp.*	(131,306)
(5,553)	CSX Corp.	(153,874)
(2,671)	Donaldson Co., Inc.	(114,426)
(2,530)	Eaton Corp. PLC	(189,016)
(2,829)	FLIR Systems, Inc.	(96,582)
(2,099)	Forward Air Corp.	(90,803)
(1,100)	General Dynamics Corp.	(120,494)
(7,700)	Jabil Circuit, Inc.	(142,527)
(2,614)	Landstar System, Inc.	(150,854)
(1,450)	Rockwell Collins, Inc.	(119,683)
(4,273)	Silgan Holdings, Inc.	(206,001)
(4,340)	Simpson Manufacturing Co., Inc.	(153,419)
(1,794)	Stanley Black & Decker, Inc.	(148,974)
(5,014)	Tetra Tech, Inc.*	(144,804)
		(2,591,985)
	TECHNOLOGY – 7.1%
(2,061)	Fair Isaac Corp.	(110,738)
(11,580)	Fairchild Semiconductor International, Inc.*	(163,046)
(3,034)	Hittite Microwave Corp.	(178,945)
(3,625)	Infoblox, Inc.*	(83,665)
(4,320)	Oracle Corp.	(168,955)
(2,721)	SAP A.G. - ADR	(218,469)
		(923,818)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UTILITIES – 1.4%
(5,800)	Exelon Corp.	$(176,378)

	TOTAL COMMON STOCKS (Proceeds $11,483,279)	(12,499,970)

	EXCHANGE-TRADED FUNDS – 3.0%
(1,507)	Energy Select Sector SPDR Fund	(132,089)
(900)	SPDR S&P 500 ETF Trust	(167,670)
(2,118)	SPDR S&P Metals & Mining ETF	(87,918)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $390,893)	(387,677)

	TOTAL SECURITIES SOLD SHORT (Proceeds $11,874,172)	$(12,887,647)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.3%
	BASIC MATERIALS – 1.7%
8,368	A Schulman, Inc.	$290,788
16,786	KapStone Paper and Packaging Corp.*	533,627
		824,415
	COMMUNICATIONS – 3.0%
9,101	ePlus, Inc.*	517,574
4,760	Gray Television, Inc.*	55,930
16,164	Lionbridge Technologies, Inc.*	115,734
40,169	Perficient, Inc.*	819,849
		1,509,087
	CONSUMER, CYCLICAL – 17.7%
12,385	Culp, Inc.	238,783
18,825	Daktronics, Inc.	266,750
2,617	DineEquity, Inc.	219,174
28,751	Federal-Mogul Corp.*	541,669
9,072	Flexsteel Industries, Inc.	337,025
21,756	Hooker Furniture Corp.	328,516
18,629	Jack in the Box, Inc.*	1,070,236
24,998	Johnson Outdoors, Inc. - Class A	551,456
12,233	Libbey, Inc.*	284,906
34,382	Modine Manufacturing Co.*	508,510
22,089	Monarch Casino & Resort, Inc.*	416,378
10,539	Multimedia Games Holding Co., Inc.*	348,050
10,808	Papa John's International, Inc.	550,127
3,108	PC Connection, Inc.	62,937
25,525	Remy International, Inc.	568,952
43,902	Rite Aid Corp.*	289,314
24,214	ScanSource, Inc.*	950,642
2,178	Spirit Airlines, Inc.*	123,013
19,276	Stein Mart, Inc.	261,961
13,221	Superior Industries International, Inc.	241,680
13,257	Universal Electronics, Inc.*	554,010
7,182	Wesco Aircraft Holdings, Inc.*	155,777
		8,869,866
	CONSUMER, NON-CYCLICAL – 14.8%
17,936	AMN Healthcare Services, Inc.*	249,848
17,745	Cambrex Corp.*	356,142
64,438	CryoLife, Inc.	641,803
9,294	Emergent Biosolutions, Inc.*	229,934
36,364	Exactech, Inc.*	847,281
7,387	Impax Laboratories, Inc.*	190,363
22,896	Inter Parfums, Inc.	769,535
5,659	Isis Pharmaceuticals, Inc.*	288,609

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
6,198	J&J Snack Foods Corp.	$575,670
11,804	Korn/Ferry International*	299,704
8,225	Lannett Co., Inc.*	352,770
10,582	National Healthcare Corp.	544,973
11,662	Natus Medical, Inc.*	292,716
46,100	Navigant Consulting, Inc.*	803,523
57,376	Synutra International, Inc.*	419,992
10,123	Utah Medical Products, Inc.	556,664
		7,419,527
	ENERGY – 2.6%
37,859	Helix Energy Solutions Group, Inc.*	894,986
4,851	Matrix Service Co.*	157,027
13,239	Tesco Corp.*	251,144
		1,303,157
	FINANCIAL – 22.8%
45,725	Center Bancorp, Inc.	850,942
1,956	Credit Acceptance Corp.*	270,202
10,825	Employers Holdings, Inc.	212,928
11,312	FBL Financial Group, Inc. - Class A	473,294
11,885	GAMCO Investors, Inc. - Class A	927,743
30,170	Global Indemnity PLC*	786,834
49,282	Kearny Financial Corp.*	619,968
22,309	Lakeland Financial Corp.	847,742
16,176	MainSource Financial Group, Inc.	279,360
4,619	MarketAxess Holdings, Inc.	272,706
16,273	Navigators Group, Inc.*	986,469
53,076	OneBeacon Insurance Group Ltd. - Class A	870,446
22,977	Preferred Bank/Los Angeles CA*	552,137
39,108	Pzena Investment Management, Inc. - Class A	452,089
14,688	Safety Insurance Group, Inc.	820,031
8,132	Saul Centers, Inc. - REIT	377,894
27,282	State Auto Financial Corp.	546,186
9,696	Tompkins Financial Corp.	469,383
16,833	United Fire Group, Inc.	487,820
19,432	West Bancorporation, Inc.	288,565
		11,392,739
	INDUSTRIAL – 19.2%
12,735	Alamo Group, Inc.	669,606
2,328	AMERCO	542,284
45,194	Berry Plastics Group, Inc.*	1,099,570
16,303	Chase Corp.	491,535
9,192	CIRCOR International, Inc.	657,780

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
35,646	CTS Corp.	$727,891
48,285	Electro Scientific Industries, Inc.	455,328
28,036	Federal Signal Corp.*	360,263
11,769	Gorman-Rupp Co.	370,723
66,930	Graphic Packaging Holding Co.*	685,363
12,173	Kadant, Inc.	488,746
5,415	Littelfuse, Inc.	511,014
12,611	Methode Electronics, Inc.	427,513
21,888	MYR Group, Inc.*	509,334
6,591	Northwest Pipe Co.*	233,651
9,057	Teledyne Technologies, Inc.*	887,405
18,324	Universal Truckload Services, Inc.	476,424
		9,594,430
	TECHNOLOGY – 12.5%
70,543	American Software, Inc./Georgia - Class A	737,880
3,794	Datalink Corp.*	55,430
38,011	DSP Group, Inc.*	321,573
6,871	Electronics For Imaging, Inc.*	306,447
21,657	Geeknet, Inc.*	315,326
5,812	Pegasystems, Inc.	241,954
105,445	Pericom Semiconductor Corp.*	853,050
18,246	SS&C Technologies Holdings, Inc.*	705,755
18,000	Super Micro Computer, Inc.*	363,420
7,743	Syntel, Inc.*	730,629
55,996	Ultra Clean Holdings, Inc.*	736,907
3,354	Verint Systems, Inc.*	157,001
19,706	Virtusa Corp.*	716,707
		6,242,079
	UTILITIES – 4.0%
37,365	California Water Service Group	878,451
4,654	IDACORP, Inc.	261,509
15,755	Southwest Gas Corp.	851,085
		1,991,045
	TOTAL COMMON STOCKS (Cost $45,281,310)	49,146,345

Principal Amount

	SHORT-TERM INVESTMENTS – 1.1%
$540,217	UMB Money Market Fiduciary, 0.01%1	540,217

	TOTAL SHORT-TERM INVESTMENTS (Cost $540,217)	540,217

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

TOTAL INVESTMENTS – 99.4% (Cost $45,821,527)	$49,686,562
Other Assets in Excess of Liabilities – 0.6%	308,867

TOTAL NET ASSETS – 100.0%	$49,995,429

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.9%
	BASIC MATERIALS – 5.0%
49	Dow Chemical Co.	$2,387
35	International Paper Co.	1,711
27	RPM International, Inc.	1,130
		5,228
	COMMUNICATIONS – 8.0%
61	AT&T, Inc.	1,948
75	Cisco Systems, Inc.	1,635
38	Comcast Corp. - Class A	1,964
13	Harris Corp.	959
41	Verizon Communications, Inc.	1,951
		8,457
	CONSUMER, CYCLICAL – 1.6%
21	Home Depot, Inc.	1,723

	CONSUMER, NON-CYCLICAL – 19.5%
32	AbbVie, Inc.	1,629
33	Altria Group, Inc.	1,197
37	Archer-Daniels-Midland Co.	1,502
41	ConAgra Foods, Inc.	1,164
26	Eli Lilly & Co.	1,550
18	Johnson & Johnson	1,658
23	Medtronic, Inc.	1,363
53	Merck & Co., Inc.	3,020
98	Pfizer, Inc.	3,147
19	Philip Morris International, Inc.	1,537
24	Procter & Gamble Co.	1,888
50	RR Donnelley & Sons Co.	957
		20,612
	ENERGY – 12.0%
20	Chevron Corp.	2,307
36	ConocoPhillips	2,394
29	Exxon Mobil Corp.	2,792
20	Occidental Petroleum Corp.	1,930
22	Phillips 66	1,647
43	Spectra Energy Corp.	1,603
		12,673
	FINANCIAL – 28.7%
15	ACE Ltd.	1,468
25	Aflac, Inc.	1,602
24	American Financial Group, Inc.	1,372
19	Ameriprise Financial, Inc.	2,071

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
30	Arthur J. Gallagher & Co.	$1,386
47	BB&T Corp.	1,777
6	BlackRock, Inc.	1,829
9	Chubb Corp.	787
43	Invesco Ltd.	1,475
50	JPMorgan Chase & Co.	2,841
23	Liberty Property Trust - REIT	880
30	Marsh & McLennan Cos., Inc.	1,445
13	PNC Financial Services Group, Inc.	1,063
47	Prologis, Inc. - REIT	1,936
18	Prudential Financial, Inc.	1,522
19	State Street Corp.	1,248
12	Travelers Cos., Inc.	1,006
41	U.S. Bancorp	1,687
63	Wells Fargo & Co.	2,924
		30,319
	INDUSTRIAL – 13.4%
20	Boeing Co.	2,578
17	Crane Co.	1,214
15	Eaton Corp. PLC	1,121
40	Exelis, Inc.	817
16	General Dynamics Corp.	1,753
105	General Electric Co.	2,674
12	Lockheed Martin Corp.	1,948
7	Union Pacific Corp.	1,263
7	United Technologies Corp.	819
		14,187
	TECHNOLOGY – 5.0%
23	Fidelity National Information Services, Inc.	1,279
46	Hewlett-Packard Co.	1,375
33	Maxim Integrated Products, Inc.	1,079
39	Microsoft Corp.	1,494
		5,227
	UTILITIES – 2.7%
26	American Electric Power Co., Inc.	1,305
41	Public Service Enterprise Group, Inc.	1,503
		2,808
	TOTAL COMMON STOCKS (Cost $96,051)	101,234

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.1%
$129	UMB Money Market Fiduciary, 0.01%1	$129

	TOTAL SHORT-TERM INVESTMENTS (Cost $129)	129

	TOTAL INVESTMENTS – 96.0% (Cost $96,180)	101,363
	Other Assets in Excess of Liabilities – 4.0%	4,178

	TOTAL NET ASSETS – 100.0%	$105,541

PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (formerly known as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers three classes of shares: Investor Class, Class C and Class I.  The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013.  Class I commenced investment operations on February 28, 2014.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At February 28, 2014, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$29,867,083	$10,294,130	$45,824,498	$96,180

Gross unrealized appreciation	$9,833,194	$3,025,063	$4,883,605	$5,354
Gross unrealized depreciation	(152,731)	(37,467)	(1,021,541)	(171)

Net unrealized appreciation on investments	$9,680,463	$2,987,596	$3,862,064	$5,183

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Funds have adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2014, in valuing the Funds' assets carried at fair value:

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$39,161,816	$-	$-	$39,161,816
Short-Term Investments	385,730	-	-	385,730
Total Investments	$39,547,546	$-	$-	$39,547,546
Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks1	$12,936,267	$-	$-	$12,936,267
Short-Term Investments	345,459			345,459
Total Assets	$13,281,726	$-	$-	$13,281,726

Liabilities
Securities Sold Short
Common Stocks1	$(12,499,970)	$-	$-	$(12,499,970)
Exchange-Traded Funds	(387,677)	-	-	(387,677)
Total Liabilities	$(12,887,647)	$-	$-	$(12,887,647)
Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$49,146,345	$-	$-	$49,146,345
Short-Term Investments	540,217	-	-	540,217
Total Investments	$49,686,562	$-	$-	$49,686,562
Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$101,234	$-	$-	$101,234
Short-Term Investments	129	-	-	129
Total Investments	$101,363	$-	$-	$101,363

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	4/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	4/25/2014

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/25/2014

* Print the name and title of each signing officer under his or her signature.